Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits
Schedule of asset allocation targets and actual investment composition within the Plans

Actual Composition of Plans at December 31,
	Target Allocations	2011	2010
Domestic Large Cap Equity	29-40%	29-40%	31-42%
Domestic Small and Mid-Cap Equity	7-10%	11-13%	12-14%
International Equity	11-16%	10-15%	11-15%
Fixed Income	25-42%	23-40%	22-39%
Alternative investments	6-8%	6-7%	4-5%
Cash and cash equivalents	1-5%	2-4%	2-3%

Schedule of Plans' assets measured at fair value

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$34,770	$34,770	$–	$–
Corporate bonds	18,526	–	18,526	–
Foreign equity securities	7,107	7,107	–	–
Fixed income mutual funds	6,400	6,400	–	–
Money market funds	6,513	6,513		–
U.S. Treasury STRIPS	3,587	–	3,587	–
Emerging markets-equity	3,349	3,349	–	–
Mutual funds-equities	3,485	3,485	–	–
Real estate mutual fund	2,909	2,909	–	–
Exchange traded funds-fixed income	1,788	1,788	–	–
Municipal bonds	2,048	–	2,048	–
Other	1,030	–	1,030	–
Total Assets	$91,512	$66,321	$25,191	$–

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$27,411	$27,411	$–	$–
Corporate bonds	19,570	–	19,570	–
Collective investment funds	12,889	–	12,889	–
Foreign equity securities	7,410	7,410	–	–
Fixed income mutual funds	6,073	6,073	–	–
Money market funds	5,337	5,337	–	–
U.S. Treasury STRIPS	3,135	–	3,135	–
Emerging markets- equity	3,012	3,012	–	–
Mutual funds-equities	2,892	2,892	–	–
Real estate mutual fund	2,042	2,042	–	–
Exchange traded funds- fixed income	1,787	1,787	–	–
Municipal bonds	1,713	–	1,713	–
Other	367	204	163	–
Total Assets	$93,638	$56,168	$37,470	$–

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2011	2010	2009
Weighted-average assumptions
Discount rate used to determine obligations	3.75-4.70%	4.45-5.65%	5.25-6.25%
Discount rate used to determine net periodic benefit cost	4.45-5.65%	5.25-6.25%	6.25%
Expected return on plan assets	7.00-7.50%	7.25-7.75%	7.50%
Long-term rate of increase in compensation levels	4.00-5.00%	4.00-5.00%	4.00-5.00%

Schedule of the funded status

	2011	2010
	Accumulated	Assets exceed	Accumulated
December 31,	benefits	accumulated	benefits
(Thousands of dollars)	exceed assets	benefits	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$173,023	$–	$147,915
Service cost	7,523	1,370	4,997
Interest cost	9,025	3,258	5,454
Actuarial losses	19,637	4,896	10,013
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	55,648	(55,648)
Benefit obligation at end of year	$204,540	$62,609	$110,414
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$93,638	$–	$84,829
Actual return on plan assets	807	7,106	4,513
Employer contributions	1,735	–	2,070
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	59,152	(59,152)
Fair value of plan assets at end of year	$91,512	$63,695	$29,943
Funded status	$(113,028)	$1,086	$(80,471)

Schedule of net periodic cost of benefits of plans

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$7,550	$6,367	$6,040
Interest cost	8,997	8,712	8,183
Expected return on plan assets	(6,598)	(6,218)	(4,761)
Amortization and other	4,027	4,046	5,017
Net periodic benefit cost	$13,976	$12,907	$14,479

Schedule of amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes

(Thousands of dollars)	2011	2010
Accumulated loss, net of gain	$(81,708)	$(54,752)
Prior service cost, net of credit	(6,351)	(7,280)
Transitional obligation	–	(16)
Total Accumulated Other Comprehensive Income	$(88,059)	$(62,048)

Schedule of amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012

(Thousands of dollars)	2012
Prior service cost, net of credit	$844
Transition obligation	5,227
Estimated net periodic benefit cost	$6,071